Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 18,633	$ 29,876	$ 11,543
Prepaid clinical trials	1,494	3,192	1,240
Prepaid expenses and other current assets	5,163	3,890	840
Total current assets	23,796	33,766	13,623
Property and equipment, net	1,223	1,432	1,604
Operating lease right-of-use asset	405	478	443
Other Assets	49	58	329
Total assets	25,473	35,734	15,999
Current liabilities:
Accounts payable	8,261	3,417	2,520
Accrued expenses	4,507	3,660	2,871
Operating lease liabilities, current portion	216	208	151
Total current liabilities	12,984	7,285	5,542
Convertible notes payable, net of debt issuance costs	5,858	0
Operating lease liability, net of current portion	357	466	486
Other long-term liabilities	26	0
Total liabilities	19,225	7,751	6,028
Commitments and contingencies
Convertible preferred stock		129,825	64,389
Stockholders' equity (deficit):
Additional paid-in capital	2,148	208	2,655
Accumulated deficit	(125,726)	(102,051)	(57,074)
Total stockholders' deficit	(123,577)	(101,842)	(54,418)
Total liabilities, convertible preferred stock, and stockholders' deficit	25,473	35,734	15,999
Series C Preferred Stock [Member]
Current liabilities:
Convertible preferred stock	129,825	129,825	0
Common Class A [Member]
Stockholders' equity (deficit):
Common stocks	1	1	1
Common Class B [Member]
Stockholders' equity (deficit):
Common stocks	0	0	0
RENEO PHARMACEUTICALS INC [Member]
Current assets:
Cash and cash equivalents	35,970	27,632	19,927
Short-term investments	40,704	75,331	81,246
Prepaid expenses and other current assets	1,316	3,659	5,180
Total current assets	77,990	106,622	106,353
Property and equipment, net	81	134	453
Operating lease right-of-use asset	493	599	1,292
Other non-current assets	153	81	84
Total assets	78,717	107,436	108,182
Current liabilities:
Accounts payable	64	8,717	1,893
Accrued expenses	953	9,129	4,827
Operating lease liabilities, current portion	331	331	404
Total current liabilities	1,348	18,177	7,124
Operating lease liability, net of current portion	492	642	1,059
Performance award	8	7	29
Total liabilities	1,848	18,826	8,212
Commitments and contingencies
Stockholders' equity (deficit):
Common stocks	0	0	0
Additional paid-in capital	309,143	307,076	236,696
Accumulated deficit	(232,261)	(218,474)	(136,683)
Accumulated other comprehensive (loss) income	(13)	8	(43)
Total stockholders' deficit	76,869	88,610	99,970
Total liabilities, convertible preferred stock, and stockholders' deficit	$ 78,717	$ 107,436	$ 108,182